                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sankaty Advisors, LLC
Address: 111 Huntington Avenue
         Boston, Massachusetts 02199

Form 13F File Number: 028-11314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jonathan S. Lavine
Title: Manager
Phone: (617) 516-2000

Signature, Place, and Date of Signing:

/s/  Jonathan S. Lavine          Boston, MA             August 14, 2006
------------------------  ------------------------  ------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number           Name
28-
-----------------------------
[Repeat as necessary.]

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0
Form 13F Information Table Entry Total:               72
Form 13F Information Table Value Total:          226,477
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.             Form 13F File Number                Name

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                            Sankaty Advisors, LLC.
                   Form 13F Information Table as of 6/30/06

Column 1                            Column 2     Column 3  Column 4 Column 5  Column 6  Column 7     Column 8
--------                         --------------- --------- -------- -------- ---------- -------- ----------------
                                                                                                 Voting Authority
                                                                     Value   Investment  Other   ----------------
Name of Issuer                   Title of Class   Cusip     Shares  (x$1000) Discretion Managers Sole Shared None
--------------                   --------------- --------- -------- -------- ---------- -------- ---- ------ ----
Accuride Corporation............     Common      004398103 138,624  $ 1,729    (OTHER)                        X
Alpha Natural Resources, Inc....     Common      02076X102 244,500  $ 4,797    (OTHER)                        X
Ameristar Casinos, Inc..........     Common      03070Q101  64,785  $ 1,260    (OTHER)                        X
AMIS Holdings Inc...............     Common      031538101 602,342  $ 6,023    (OTHER)                        X
Apache Corp.....................     Common      037411105  14,285  $   975    (OTHER)                        X
Asbury Automotive Group, Inc....     Common      043436104  37,400  $   783    (OTHER)                        X
Atlas Air Wldwide Hldgs.........     Common      049164205 306,676  $15,039    (OTHER)                        X
Atlas Air Wldwide Hldgs.........     Common      049164205   1,406  $    69     (Sole)            X
Aviall Inc......................     Common      05366B102  31,738  $ 1,508    (OTHER)                        X
Boyd Gaming Corporation.........     Common      103304101 114,000  $ 4,601    (OTHER)                        X
Burger King Hldgs Corp..........     Common      121208201 331,027  $ 4,171    (OTHER)                        X
Burlington Nthn Santa Fe Corp...     Common      12189T104 126,000  $ 9,986    (OTHER)                        X
Cablevision Systems Corp........    Common A     12686C109 113,700  $ 2,439    (OTHER)                        X
Canadian National Railway Co....     Common      136375102  91,400  $ 3,999    (OTHER)                        X
Celanese Corp. Del..............    Common A     150870103 122,803  $ 2,508    (OTHER)                        X
Celestica Inc...................     Common      15101Q108 170,000  $ 1,622    (OTHER)                        X
Comcast Corporation............. Special Class A 20030N200  33,332  $ 1,093    (OTHER)                        X
Community Health Systems, Inc...     Common      203668108  35,443  $ 1,303    (OTHER)                        X
Constellation Brands, Inc.......    Common A     21036P108 181,600  $ 4,540    (OTHER)                        X
Core-Mark Holding Company, Inc..     Common      218681104  51,062  $ 1,828    (OTHER)                        X
Core-Mark Holding Company, Inc..     Common      218681104     937  $    34     (Sole)            X
Crown Holdings Inc..............     Common      228368106 324,300  $ 5,049    (OTHER)                        X
DR Horton Inc...................     Common      23331A109  54,000  $ 1,286    (OTHER)                        X
DRS Technologies................     Common      23330X100  45,000  $ 2,194    (OTHER)                        X
DDi Corp........................     Common      233162502 731,053  $ 5,593    (OTHER)                        X
Fairchild Semiconductor Int'l...     Common      303726103 150,000  $ 2,726    (OTHER)                        X
Federated Department Stores Inc.     Common      31410H101  92,000  $ 3,367    (OTHER)                        X
Genuine Parts Company...........     Common      372460105  16,000  $   667    (OTHER)                        X
Goodyear Tire & Rubber Company..     Common      382550101 325,000  $ 3,608    (OTHER)                        X
Gray Television, Inc............     Common      389375106 185,000  $ 1,071    (OTHER)                        X
Halliburton Co..................     Common      406216101 120,000  $ 8,905    (OTHER)                        X
Hayes Lemmerz Int'l, Inc........     Common      420781304  12,500  $    40    (OTHER)                        X
Interface, Inc..................    Common A     458665106  72,100  $   826    (OTHER)                        X
International Coal Group LLC....     Common      45928H106 407,726  $ 2,932    (OTHER)                        X
ITC Deltacom....................     Common      45031T872 241,500  $   328    (OTHER)                        X
K&F Industries Hldgs inc........     Common      482241106 104,445  $ 1,852    (OTHER)                        X
Kerr-McGee Corporation..........     Common      492386107  36,853  $ 2,556    (OTHER)                        X

Kroger Corporation..............       Common       501044101  93,000 $ 2,033 (OTHER)                        X
L-3 Comm Hldg Inc...............       Common       502424104  92,000 $ 6,939 (OTHER)                        X
Leap Wireless Int'l, Inc........       Common       521863308 203,195 $ 9,642 (OTHER)                        X
MacDermid, Inc..................       Common       554273102   8,000 $   230 (OTHER)                        X
Magellan Health Services, Inc...       Common       559079207  48,500 $ 2,198 (OTHER)                        X
Nalco Hldg Co...................       Common       62985Q101  65,750 $ 1,159 (OTHER)                        X
Novelis, Inc....................       Common       67000X106 104,935 $ 2,264 (OTHER)                        X
NTL Inc DEL.....................       Common       62941W101  32,859 $   818 (OTHER)                        X
Oil Service Holders Trust....... Depository Receipt 678002106  10,095 $ 1,508 (OTHER)                        X
Owens Illinois..................       Common       690768403 155,295 $ 2,603 (OTHER)                        X
Packaging Corp. of America......       Common       695156109  81,500 $ 1,795 (OTHER)                        X
Primedia, Inc...................       Common       74157K101 899,909 $ 1,647 (OTHER)                        X
Radio One, Inc..................      Common D      75040P405 147,340 $ 1,090 (OTHER)                        X
Reddy Ice Hldg, Inc.............       Common       75734R105  57,840 $ 1,177 (OTHER)                        X
Regal Entertainment Group.......      Common A      758766109 961,200 $19,532 (OTHER)                        X
RH Donnelley, Inc...............       Common       74955W307  47,820 $ 2,586 (OTHER)                        X
Rogers Comm Inc.................      Class B       775109200  13,305 $   598 (OTHER)                        X
Scotts Miracle-Gro, Co..........      Common A      810186106 105,300 $ 4,456 (OTHER)                        X
Silgan Holdings, Inc............       Common       827048109  94,262 $ 3,489 (OTHER)                        X
SIRVA, Inc......................       Common       82967Y104  45,900 $   297 (OTHER)                        X
SMTC Corp.......................       Common       832682207  77,160 $   179 (OTHER)                        X
Sprint Nextel Corp..............       Common       852061100  59,000 $ 1,179 (OTHER)                        X
Tenneco Inc.....................       Common       880349105  35,000 $   910 (OTHER)                        X
Texas Industries Inc............       Common       882491103  31,000 $ 1,646 (OTHER)                        X
Triad Hospitals, Inc............       Common       89579K109 107,000 $ 4,235 (OTHER)                        X
United Auto Group...............       Common       909440109  33,400 $   713 (OTHER)                        X
United Rentals..................       Common       911363109  60,820 $ 1,945 (OTHER)                        X
Universal Compression Holdings..       Common       913431102  26,783 $ 1,687 (OTHER)                        X
Untd States Stl Corp............       Common       912909108 187,000 $13,112 (OTHER)                        X
Visteon Corporation.............       Common       92839U107 350,000 $ 2,524 (OTHER)                        X
Vonage Holdings Corporation.....       Common       92886T201 673,957 $ 4,658 (OTHER)                        X
Warner Music Group..............       Common       934550104  62,376 $ 1,471 (OTHER)                        X
Williams Companies..............       Common       969457100 350,000 $ 8,176 (OTHER)                        X
Wynn Resorts Ltd................       Common       983134107  60,603 $ 4,442 (OTHER)                        X
Young Broadcasting..............       Common       987434107  75,217 $   236 (OTHER)                        X